Earnings/(Loss) Per Share	12 Months Ended
Aug. 31, 2021
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share

21. Earnings/(Loss) Per Share

The following table sets forth the computation of basic and diluted net income per share for the following periods:

	As of August 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Numerator:
Net income/(loss) attribute to Meta Data Limited’s shareholders	245,368	(729,829)	(4,987,567)	(772,022)
Accretion to redemption value of Preferred Shares	-	-	-	-
Deemed dividend-repurchase of Preferred Shares	-	-	-	-
Net income/(loss) attributable to ordinary shareholders for computing net income per ordinary share - basic and diluted	245,368	(729,829)	(4,987,567)	(772,022)
Denominator:
Weighted average number of shares used in calculating net income/(loss) per ordinary share - basic (in millions of shares)	6,460	6,451	6,612	6,612
Incremental weighted-average ordinary shares from assumed exercise of share options and vesting of restricted shares using the treasury stock method (in millions of shares)	249	-	-	-
Weighted average number of shares used in calculating net income/(loss) per ordinary share - diluted (in millions of shares)	6,709	6,451	6,612	6,612
Earnings/(loss) per share - basic	0.0380	(0.1131)	(0.7543)	(0.1168)
Earnings/(loss) per share - diluted	0.0366	(0.1131)	(0.7543)	(0.1168)

The redeemable convertible preferred shares that were issued as part of the Reorganization and presented on a retroactive basis did not share the losses of the Company. The redeemable convertible preferred shares did not have an impact on diluted EPS for the years ended August 31, 2021 on an if-converted or two-class method, as the redeemable convertible preferred shares did not carry any preferred dividend rights and only participated in all dividends on a one-to-one per-share basis with the holders of ordinary shares.

No adjustments were made to the basic earnings/(loss) per share amounts presented for the year ended August 31, 2020 and August 31, 2021 as the impact of the outstanding share options and restricted shares and convertible senior notes in the relevant periods were anti-dilutive.